LIR PREMIER FUNDS                                                  ANNUAL REPORT


Dear Shareholder,

We present you with the annual report for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund for the fiscal year ended December 31, 2001.


MARKET REVIEW
--------------------------------------------------------------------------------
The fiscal year ended December 31, 2001 was dismal for both the economy and for short-term fixed income yields. Just days into the new year, the Federal Reserve (the "Fed") reduced the federal funds rate by 50 basis points in a surprise out-of-session Federal Open Market Committee move. This began an unprecedented run of rate reductions that totaled 11 by year-end, as the Fed attempted first to ease the economy into a soft landing, then to pull the country out of recession. As a result, money market yields dropped in lockstep with interest rates.

The reporting period began with the economy at the end of its longest expansion, preceded an almost decade-long bull run in the stock market and strong economic growth. During most of the first half of the fiscal year, the Fed and other economists had hoped to engineer the downturn into a soft landing. Despite a huge federal income tax cut and consistent monetary stimulus, the economy stalled to near-zero growth in the second quarter. With the September terrorist attacks on U.S. soil contributing mightily, the nation's economic growth, as measured by real gross domestic product (GDP), contracted 1.3% in the third quarter.

New unemployment claims rose dramatically and the unemployment rate stood near 6.0% at year-end. Consumer confidence virtually disappeared during the third quarter, then began recovering toward the tail end of 2001. Consumer spending, buoyed by new automobile sales, remained a bright spot, but manufacturing continued its 18-month long recession throughout the year. Capital spending by businesses continued to be weak, and questions over Enron's accounting practices cast another shadow over the stock market. Despite the negative news, real GDP actually rose 0.2% in the fourth quarter while the inflation rate was up only 1.9% during 2001, giving hope that the recession would end early in 2002.

[sidebar]
LIR PREMIER MONEY MARKET FUND

Investment Goal:
High level of current income consistent with preservation of capital and liquidity

Portfolio Manager:
Susan P. Ryan
Brinson Advisors, Inc.

Commencement:
5/20/91 (predecessor fund)

Dividend Payments:
Monthly

LIR PREMIER TAX-FREE MONEY MARKET

Fund Investment Goal:
High level of current income exempt from federal income tax consistent with preservation of capital and liquidity

Portfolio Manager:
Debbie Baggett
Brinson Advisors, Inc.

Commencement:
10/7/96 (predecessor fund)

Dividend Payments:
Monthly
[end sidebar]

ANNUAL REPORT                                                  LIR PREMIER FUNDS


[sidebar]
How the Fed Influences Fixed Income Yields

The Federal Reserve (the "Fed") conducts the nation's monetary policy and regulates its member banks in order to achieve a flexible and stable economy. The Fed focuses its efforts on managing economic fluctuations, primarily by influencing interest rates. For example, the Fed reduces rates to increase borrowing and spending, and thereby stimulate economic growth and job opportunities. When the Fed perceives that wages and prices are rising too fast, it tries to slow down borrowing and spending by raising interest rates.

In 2001, the Federal Reserve cut the federal funds rate an unprecedented 11 times. (The federal funds rate is the rate charged for short-term lending between banks.) How does this affect the yield on your fixed income investments?

The shortest-term debt, typically Treasury bills and money market securities, are usually affected proportionately. However, the timing of yield declines and increases may surprise you. Investment yields often decline in anticipation of Fed actions, building expected increases or decreases of federal fund rates into the pricing of individual securities.

(continued on page 3)
[end sidebar]

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
LIR PREMIER MONEY MARKET FUND

PERFORMANCE AND CHARACTERISTICS*                12/31/01             6/30/01
--------------------------------------------------------------------------------
7-Day Current Yield                               1.50%               3.57%
7-Day Effective Yield                             1.51%               3.63%
Weighted Average Maturity                       67 days             73 days
Net Assets (bln)                                 $2.041              $2.127
--------------------------------------------------------------------------------

SECTOR ALLOCATION*                              12/31/01             6/30/01
--------------------------------------------------------------------------------
Commercial Paper                                  41.7%               39.9%
Bank Obligations                                  22.5                18.3
U.S. Government Obligations                       21.1                22.0
Short-Term Corporate Obligations                   8.6                15.1
Money Market Funds                                 5.9                 4.4
Other Assets in Excess of Liabilities              0.2                 0.3
--------------------------------------------------------------------------------
Total                                            100.0%              100.0%

LIR PREMIER TAX-FREE MONEY MARKET FUND

PERFORMANCE AND CHARACTERISTICS*                12/31/01             6/30/01
--------------------------------------------------------------------------------
7-Day Current Yield                               1.10%               2.31%
7-Day Effective Yield                             1.11%               2.34%
Weighted Average Maturity                       33 days             21 days
Net Assets (mm)                                  $132.9              $137.9
--------------------------------------------------------------------------------

SECTOR ALLOCATION*                              12/31/01             6/30/01
--------------------------------------------------------------------------------
Variable Rate Demand Notes                        75.5%               89.0%
Commercial Paper                                  12.6                 5.4
Municipal Notes                                   11.4                 7.2
Other Assets in Excess of Liabilities              0.5                 0.0
Liabilities in Excess of Other Assets              0.0                -1.6
--------------------------------------------------------------------------------
Total                                            100.0%              100.0%

*Yields will vary. Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their portfolio composition will vary over time.

LIR PREMIER FUNDS                                                  ANNUAL REPORT


PORTFOLIO HIGHLIGHTS

In general, money market yields plummeted with interest rates, and the LIR Premier Funds also felt the sting. At fiscal year-end, December 31, 2001, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund had seven-day effective yields of 1.51% and 1.11%, respectively. In contrast, the seven-day effective yields at the beginning of the fiscal year were 5.82% and 4.04%, respectively.

The Funds' weighted average maturities helped performance during the fiscal year, lengthening in LIR Premier Money Market Fund from 62 to 67 days and in the LIR Premier Tax-Free Money Market Fund from 27 to 33 days. During the period we focused heavily on security selection, paying close attention to issues with the highest credit quality and liquidity as investors sought a safe haven for their cash. The LIR Premier Money Market Fund reduced its percentage of assets in commercial paper from 56.2% to 41.7% and increased its U.S. Government obligations from 11.7% to 21.1%. The LIR Premier Tax-Free Money Market Fund's sector allocation shifted modestly during the fiscal year; a significant year-over-year allocation adjustment came from a reduction in commercial paper from 15.5% to 12.6%, with a dip to 5.4% in the middle of the period.

OUTLOOK
--------------------------------------------------------------------------------
The coming fiscal year gives hope that the economy will recover, but many challenges are ahead. Corporate debt remains a potentially huge drag on any recovery, while rebounding stock prices at year-end again presented concern that some stocks were overpriced. The Federal Reserve is likely at or near an end to its easing policy and further economic stimulus in the form of federal tax cuts is questionable at best. Still, economic fundamentals improved somewhat toward the end of the fiscal year, with new unemployment rates leveling off and consumer confidence rebounding.

A pressing question concerning credibility hovered over corporate America post-period, as the concerns surrounding Enron and its reporting practices spread to other companies. When the dust settles, we expect that the economy will rebound modestly. During this time, we will continue to monitor the Funds' investments, focusing on opportunities, liquidity and the highest credit quality available.

[sidebar]
(concluded)

Thus, individual short-term investments with a maturity of 90 days or less typically beat the Fed to the punch, anticipating rate moves; however, the yields on money market funds will tend to lag behind changes in prevailing short-term interest rates. This means that a money market fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a money fund's income will generally tend to fall more slowly.

Interest rate movements do not always have the same effect on longer term fixed income investments, such as bonds. When the Fed cuts rates, it hopes to encourage increased spending and investment through a lower cost of borrowing. The market, however, determines other factors that can have a greater effect on long-term yields. For instance, short-term yields may fall with interest rates, but long-term yields on bonds may actually rise if the market believes inflation will increase in the future.
[end sidebar]

ANNUAL REPORT                                                  LIR PREMIER FUNDS


We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Brian M. Storms
BRIAN M. STORMS
President
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund

/s/ Susan P. Ryan
SUSAN P. RYAN
Portfolio Manager
LIR Premier Money Market Fund

/s/ Debbie Baggett
DEBBIE BAGGETT
Portfolio Manager
LIR Premier Tax-Free Money Market Fund


This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended December 31, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

LIR PREMIER MONEY MARKET FUND

STATEMENT OF NET ASSETS                             DECEMBER 31, 2001

Principal
  Amount                                                               Maturity               Interest
  (000)                                                                  Dates                  Rates             Value
=========                                                         ====================     ===============    ==============
U.S. Government Agency Obligations - 21.06%
$ 98,000    Federal Home Loan Bank .............................. 01/29/02 to 12/26/02     2.320 to 5.110%    $   97,998,412
  25,000    Federal Home Loan Bank ..............................       01/02/02               1.740*             24,982,932
  22,000    Federal Home Loan Mortgage Corp. .................... 01/03/02 to 02/28/02     4.480 to 5.180@        21,979,809
  25,000    Federal Home Loan Mortgage Corp. ....................       12/12/02                2.370             25,000,000
 100,857    Federal National Mortgage Association ............... 01/11/02 to 11/29/02     1.705 to 5.035@        99,918,041
 160,000    Student Loan Marketing Association ..................       01/02/02           2.180 to 2.252*       159,991,452
                                                                                                              --------------
Total U.S. Government Agency Obligations (cost - $429,870,646) ..                                                429,870,646
                                                                                                              --------------
Bank Notes - 2.45%
Banking - Domestic - 2.45%
  25,000    LaSalle Bank N.A. ................................... 03/13/02 to 03/15/02     4.680 to 4.780         24,998,767
  25,000    Wells Fargo Bank N.A. ...............................       01/02/02               1.820*             25,002,014
                                                                                                              --------------
Total Bank Notes (cost - $50,000,781) ...........................                                                 50,000,781
                                                                                                              --------------
Certificates of Deposit - 20.03%
Domestic - 0.98%
  20,000    Morgan (J.P.) Chase Bank ............................       02/11/02                1.750             20,000,000
                                                                                                              --------------
Yankee - 19.05%
  30,000    Abbey National PLC ..................................       01/07/03                2.590             30,003,007
  35,000    Bank of Scotland .................................... 07/26/02 to 09/04/02     3.800 to 3.870         34,990,119
  70,000    Barclays Bank PLC ...................................       01/02/02           1.740 to 1.790*        69,995,536
  40,000    Canadian Imperial Bank of Commerce .................. 04/12/02 to 04/18/02     4.400 to 4.655         40,000,284
  45,000    Canadian Imperial Bank of Commerce ..................       01/02/02           1.610 to 1.785*        44,997,857
  20,000    National Westminster Bank PLC .......................       06/24/02                4.230             20,000,878
  59,000    Royal Bank of Scotland PLC .......................... 09/06/02 to 12/27/02     2.710 to 3.730         58,995,595
  25,000    Societe Generale ....................................       07/12/02                4.025             24,999,361
  40,000    Svenska Handelsbanken ............................... 07/11/02 to 07/19/02     3.900 to 4.110         40,000,488
  25,000    Westdeutsche Landesbank Girozentrale ................       09/16/02                3.680             24,998,278
                                                                                                              --------------
                                                                                                                 388,981,403
                                                                                                              --------------
Total Certificates of Deposit (cost - $408,981,403) .............                                                408,981,403
                                                                                                              --------------
Commercial Paper@ - 41.68%
Asset Backed - Auto & Truck - 1.06%
  21,605    PACCAR Financial Corp. ..............................       01/24/02                1.820             21,579,878
                                                                                                              --------------
Asset Backed - Banking - 2.92%
  30,000    Atlantis One Funding ................................       01/28/02                3.800             29,959,950
  29,759    Stellar Funding Group, Inc. ......................... 01/14/02 to 01/15/02          1.920             29,737,368
                                                                                                              --------------
                                                                                                                  59,697,318
                                                                                                              --------------
Asset Backed - Miscellaneous - 10.15%
  25,000    Asset Securitization Cooperative Corp. ..............       01/07/02                2.050             24,991,458
  25,000    Asset Securitization Cooperative Corp. ..............       01/23/02               1.901*             25,000,000
  11,003    Delaware Funding Corp. ..............................       01/04/02                1.850             11,001,304
  11,000    Enterprise Funding Corp. ............................       01/11/02                1.940             10,994,072

LIR PREMIER MONEY MARKET FUND

Principal
  Amount                                                                Maturity                Interest
  (000)                                                                  Dates                   Rates              Value
=========                                                         ====================      ===============   ==============
Commercial Paper@ - (concluded)
Asset Backed - Miscellaneous - (concluded)
$ 32,020    Falcon Asset Securitization Corp. ................... 01/09/02 to 02/01/02      1.820 to 1.870%   $   31,982,933
  25,000    Galaxy Funding, Inc. ................................       01/24/02                 2.520            24,959,750
  20,000    Giro Funding U.S. Corp. .............................       01/15/02                 2.300            19,982,111
  25,000    Pennine Funding .....................................       02/01/02                 1.940            24,958,236
  33,346    Quincy Capital Corp. ................................       01/16/02                 2.100            33,316,822
                                                                                                              --------------
                                                                                                                 207,186,686
                                                                                                              --------------
Banking - Domestic - 11.56%
  10,000    CBA (Delaware) Finance, Inc. ........................       01/11/02                 1.900             9,994,722
  65,000    Danske Corp. ........................................ 01/14/02 to 03/06/02      1.770 to 3.545        64,850,388
  25,000    Dexia Delaware LLC ..................................       01/22/02                 2.110            24,969,229
  15,000    Morgan (J.P.) Chase & Co., Inc. .....................       01/17/02                 1.830            14,987,600
  76,720    Nordea North America, Inc. .......................... 01/25/02 to 02/26/02      1.890 to 2.050        76,546,019
  15,000    San Paolo IMI U.S. Financial Co. ....................       01/30/02                 2.310            14,974,263
  30,000    Westpac Capital Corp. ...............................       06/10/02                 1.970            29,737,333
                                                                                                              --------------
                                                                                                                 236,059,554
                                                                                                              --------------
Banking - Foreign - 1.24%
  25,300    Banque et Caisse d'Epargne de L'Etat ................       02/13/02                 1.830            25,244,698
                                                                                                              --------------
Broker-Dealer - 2.69%
  25,000    Credit Suisse First Boston, Inc. ....................       01/11/02                1.810*            24,987,431
  30,000    Goldman Sachs Group, Inc. ...........................       01/09/02                 1.900            29,987,333
                                                                                                              --------------
                                                                                                                  54,974,764
                                                                                                              --------------
Finance - Consumer - 1.47%
  30,000    Household Finance Corp. .............................       01/10/02                 2.150            29,983,875
                                                                                                              --------------
Finance - Diversified - 3.92%
  50,000    GE Capital Corp. ....................................       01/02/02                 1.820            49,997,472
  30,000    GE Capital International Funding ....................       01/29/02                 2.100            29,951,000
                                                                                                              --------------
                                                                                                                  79,948,472
                                                                                                              --------------
Finance - Retail - 2.45%
  50,000    American Express Credit Co. .........................       01/15/02                 1.780            49,965,389
                                                                                                              --------------
Finance - Subsidiary - 3.18%
  30,000    Deutsche Bank Financial LLC. ........................       02/12/02                 1.900            29,933,500
  35,000    Dresdner U.S. Finance ...............................       01/11/02                 2.260            34,978,028
                                                                                                              --------------
                                                                                                                  64,911,528
                                                                                                              --------------
Food & Beverage - 1.04%
  21,356    Nestle Capital Corp. ................................       01/18/02                 1.800            21,337,848
                                                                                                              --------------
Total Commercial Paper (cost - $850,890,010) ....................                                                850,890,010
                                                                                                              --------------

LIR PREMIER MONEY MARKET FUND

Principal
  Amount                                                           Maturity       Interest
  (000)                                                              Dates          Rates               Value
=========                                                          ========    ===============      ==============
Short-Term Corporate Obligations - 8.65%
Asset Backed - Finance - 4.65%
$ 30,000    Beta Finance, Inc. ..................................  01/02/02        1.810%*          $   29,999,722
  65,000    CC (USA), Inc. ......................................  01/02/02    1.645 to 1.850*          64,999,853
                                                                                                    --------------
                                                                                                        94,999,575
                                                                                                    --------------
Broker-Dealer - 2.43%
  20,000    Credit Suisse First Boston, Inc. ....................  01/02/02        1.985*               20,000,000
  24,000    Merrill Lynch & Co., Inc. ...........................  01/02/02        1.640*               24,000,000
   5,600    Morgan Stanley Dean Witter & Co. ....................  01/28/02        2.435*                5,600,656
                                                                                                    --------------
                                                                                                        49,600,656
                                                                                                    --------------
Finance - Independent - 1.22%
  25,000    National Rural Utility Cooperative Finance Corp. ....  01/02/02        1.830*               25,000,000
                                                                                                    --------------
Food & Beverage - 0.35%
   7,000    McDonald's Corp. ....................................  03/07/02        4.813                 7,000,000
                                                                                                    --------------
Total Short-Term Corporate Obligations (cost - $176,600,231) ....                                      176,600,231
                                                                                                    --------------
Number of
 Shares
  (000)
========
Money Market Funds - 5.93%
 101,751    AIM Liquid Assets Portfolio .........................  01/02/02        2.040+              101,750,938
  19,367    AIM Prime Portfolio .................................  01/02/02        1.840+               19,367,223
                                                                                                    --------------
Total Money Market Funds (cost - $121,118,161) ..................                                      121,118,161
                                                                                                    --------------
Total Investments (cost - $2,037,461,232 which approximates
  cost for federal income tax purposes) - 99.80% ................                                    2,037,461,232
Other assets in excess of liabilities - 0.20% ...................                                        4,031,010
                                                                                                    --------------
Net Assets (applicable to 2,042,147,892 shares of beneficial
  interest outstanding equivalent to $1.00 per share) - 100.00% .                                   $2,041,492,242
                                                                                                    ==============

------------
* Variable rate securities - maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of December 31, 2001 and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
+  Interest rates shown reflect yield at December 31, 2001.

                      Weighted average maturity - 67 days

                 See accompanying notes to financial statements

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS                                        DECEMBER 31, 2001

 Principal
  Amount                                                                                 Maturity      Interest
   (000)                                                                                   Dates         Rates           Value
==========                                                                              ========== ================ ==============
Municipal Bonds & Notes - 86.86%
Alabama - 0.75%
 $ 1,000   Mobile Alabama Industrial Development Board, Dock and Wharf Revenue,
             Series B (Holnam Inc. Project) ...........................................     A           1.600%       $   1,000,000
                                                                                                                     -------------
Arizona - 2.33%
     800   Maricopa County Pollution Control Revenue, Series C
           (Arizona Public Service Co.) ...............................................     A           1.900              800,000
   1,500   Pima County Industrial Development Authority Revenue
           (Tucson Electric Light & Power Improvements) ...............................     A           1.600            1,500,000
     800   Pinal County Pollution Control Revenue, Series A (Newport Mining Corp.) ....     A           1.950              800,000
                                                                                                                     -------------
                                                                                                                         3,100,000
                                                                                                                     -------------
Colorado - 2.32%
   1,000   Colorado State Tax & Revenue Anticipation Notes, Series B .................. 06/28/02        3.000            1,004,185
   1,000   Jefferson County School District Tax & Revenue Anticipation Notes .......... 06/28/02        3.500            1,004,894
   1,080   La Plata County Pollution Control Revenue (Amoco Project) ..................     A           2.450            1,080,000
                                                                                                                     -------------
                                                                                                                         3,089,079
                                                                                                                     -------------
Florida - 3.99%
   1,100   Jacksonville County Electric Authority Revenue, Electric System, Series B ..     A           1.800            1,100,000
   1,500   Jacksonville County Electric Authority Revenue, Water & Sewer System,
             Series B .................................................................     A           1.400            1,500,000
   1,000   Orange County School District Tax Anticipation Notes ....................... 09/16/02        2.750            1,005,350
     600   University Athletic Association Inc. Capital Improvement Revenue
             (University of Florida Stadium Project) ..................................     A           1.950              600,000
   1,100   Volusia County Housing Authority, Multi-Family Housing Revenue, Series H
             (Sun Pointe Apartments Project) ..........................................     A           1.600            1,100,000
                                                                                                                     -------------
                                                                                                                         5,305,350
                                                                                                                     -------------
Georgia - 7.64%
     700   Bartow County Industrial Pollution Control Revenue (Bowen Project) .........     A           1.900              700,000
   1,400   Burke County Industrial Pollution Control Revenue (Vogtle Project) .........     A           1.950            1,400,000
   1,405   Clayton County Housing Authority, Multi-Family Housing Revenue
             (Villa Rouge Apartments) .................................................     A           1.750            1,405,000
   1,750   De Kalb Private Hospital Authority Revenue Anticipation Certificates
             (Eagleston Children's Health Center) .....................................     A           1.600            1,750,000
   1,200   Fulco Georgia Hospital Authority Revenue Anticipation Certificates
             (Shepherd Center Inc. Project) ...........................................     A           1.600            1,200,000
     500   Gwinnett County Housing Authority, Multi-Family Housing Revenue
             (Post Court Project) .....................................................     A           1.650              500,000
   1,800   Monroe County Development Authority, Pollution Control Revenue
             (Georgia Power Co. Plant Scherer) ........................................     A      1.750 to 1.950        1,800,000
   1,400   Savannah County Economic Development Authority Revenue
             (YMCA of Coastal Georgia Inc. Project) ...................................     A           1.600            1,400,000
                                                                                                                     -------------
                                                                                                                        10,155,000
                                                                                                                     -------------

LIR PREMIER TAX-FREE MONEY MARKET FUND

 Principal
  Amount                                                                               Maturity       Interest
   (000)                                                                                 Dates         Rates           Value
==========                                                                             ========     ============    ============
Municipal Bonds & Notes - (continued)
Idaho - 0.76%
 $ 1,000   Idaho State Tax Anticipation Notes ........................................ 06/28/02        3.750%       $  1,005,463
                                                                                                                    ------------
Illinois - 8.58%
   2,400   Chicago O'Hare International Airport Revenue, Series C
             (General Airport) .......................................................     A           1.550           2,400,000
   1,400   Illinois Development Finance Authority Revenue
             (Chicago Commons Project) ...............................................     A           1.600           1,400,000
     905   Illinois Development Finance Authority Revenue
             (Jewish Federation Project) .............................................     A           1.600             905,000
     300   Illinois Development Finance Authority Revenue
             (YMCA Metropolitan Chicago Project) .....................................     A           1.900             300,000
   1,800   Illinois Development Finance Authority Revenue, Pollution Control Revenue
             (A.E. Staley Manufacturing Co. Project) .................................     A           1.550           1,800,000
   1,800   Illinois Educational Facilities Authority Revenue, Series CP-1
             (DePaul University) .....................................................     A           1.650           1,800,000
     800   Illinois Health Facilities Authority Revenue, Series B
             (Elmhurst Memorial Hospital) ............................................     A           2.000             800,000
   1,000   Illinois Health Facilities Authority Revenue, Series C
             (University of Chicago Hospital Project) ................................     A           1.600           1,000,000
   1,000   Illinois State Toll Highway Authority Revenue, Series B ...................     A           1.550           1,000,000
                                                                                                                    ------------
                                                                                                                      11,405,000
                                                                                                                    ------------
Indiana - 0.75%
   1,000   Indiana Municipal Power Supply Systems Revenue Refunding, Series A ........     A           1.600           1,000,000
                                                                                                                    ------------
Iowa - 3.02%
   2,000   Iowa Finance Authority Revenue (Burlington Medical Center) ................     A           2.000           2,000,000
   1,000   Iowa State School Cash Anticipation Program, Series A ..................... 06/21/02        3.750           1,005,013
   1,000   Iowa State Tax & Revenue Anticipation Notes ............................... 06/27/02        3.000           1,005,535
                                                                                                                    ------------
                                                                                                                       4,010,548
                                                                                                                    ------------
Louisiana - 5.07%
   1,750   Calcasieu Parish Sales Tax Revenue (District #4) ..........................     A           1.600           1,750,000
   1,300   Louisiana Public Facilities Authority Revenue (Kenner Hotel Ltd.) .........     A           1.900           1,300,000
   1,020   Louisiana Public Facility Authority Revenue, Series A
             (College and University Equipment and Capital) ..........................     A           1.750           1,020,000
   2,675   Louisiana State Offshore Terminal Authority Revenue Deepwater Port,
             Series A (Loop Inc.) ....................................................     A      1.650 to 1.900       2,675,000
                                                                                                                    ------------
                                                                                                                       6,745,000
                                                                                                                    ------------
Massachusetts - 2.26%
   1,000   Massachusetts Health and Educational Facility Authority Revenue
             (Partners Healthcare System) ............................................     A           1.500           1,000,000
   1,000   Massachusetts Health and Educational Facility Authority Revenue,
             Series BB (Harvard University) ..........................................     A           1.550           1,000,000
   1,000   Massachusetts Municipal Wholesale Electrical Power Supply System
             Revenue, Series C .......................................................     A           1.650           1,000,000
                                                                                                                    ------------
                                                                                                                       3,000,000
                                                                                                                    ------------

LIR PREMIER TAX-FREE MONEY MARKET FUND

 Principal
  Amount                                                                                  Maturity    Interest
   (000)                                                                                    Dates       Rates        Value
==========                                                                               ==========  ==========   ===========
Municipal Bonds & Notes - (continued)
Michigan - 5.12%
 $   100   Delta County Economic Development Corp., Environmental
             Improvement Revenue, Series D (Mead Escanaba Paper Co.) ...................     A         1.900%     $   100,000
   1,800   Detroit Sewer Disposal Facilities Authority Revenue, Series B ...............     A         1.570        1,800,000
   1,505   Michigan Housing Authority Revenue, Single Family ...........................     A         1.750        1,505,000
     700   Michigan Strategic Limited Obligation Revenue
             (Dow Chemical Co. Project) ................................................     A         1.900          700,000
     900   Michigan Strategic Pollution Control Revenue
             (Consumers Power Project) .................................................     A         1.900          900,000
   1,000   Midland County Economic Development Corp. Limited Obligation Revenue,
             Series B (Dow Chemical Co. Project) .......................................     A         2.000        1,000,000
     800   University of Michigan Revenue, Series A-2 (Medical Service Plan) ...........     A         1.900          800,000
                                                                                                                  -----------
                                                                                                                    6,805,000
                                                                                                                  -----------
Mississippi - 1.51%
   1,500   Canton Industrial Development Revenue (Levi Strauss & Co. Project) ..........     A         1.600        1,500,000
     500   Harrison County Pollution Control Revenue (E.I. Dupont De Nemours) ..........     A         1.900          500,000
                                                                                                                  -----------
                                                                                                                    2,000,000
                                                                                                                  -----------
Missouri - 1.96%
   1,200   Columbia Special Obligation, Series A .......................................     A         1.600        1,200,000
   1,400   St. Charles County Industrial Development Authority Revenue
             (Remington Apartments Project) ............................................     A         1.600        1,400,000
                                                                                                                  -----------
                                                                                                                    2,600,000
                                                                                                                  -----------
Nebraska - 1.73%
   1,000   Nebraska Help Inc. Revenue, Series A (Multiple Mode Student Loan) ...........     A         1.700        1,000,000
   1,300   Nebraska Help Inc. Revenue, Series E (Multiple Mode Student Loan) ...........     A         1.700        1,300,000
                                                                                                                  -----------
                                                                                                                    2,300,000
                                                                                                                  -----------
New Hamsphire - 1.06%
   1,400   New Hampshire Housing Finance Authority, Multi-Family Revenue
             (EQR Bond Partnership Project) ............................................     A         1.550        1,400,000
                                                                                                                  -----------
New Mexico - 1.06%
   1,400   University of New Mexico (University Revenue) ...............................     A         1.550        1,400,000
                                                                                                                  -----------
New York - 2.77%
   1,000   New York City Housing Development Corp., Mortgage Revenue, Series A
             (Residential East 17th Street) ............................................     A         1.800        1,000,000
     600   New York City Housing Development Corp., Special Obligation Revenue,
             Series A (Montifiore Medical Center-Residential) ..........................     A         1.550          600,000
   2,000   New York City Transitional Finance Authority, Series A
             (New York Recovery Notes) ................................................. 10/02/02      3.250        2,016,455
      65   New York State Medical Care Facilities Financing Revenue, Series A
             (Pooled Equipment Loan Program II) ........................................     A         1.450           65,000
                                                                                                                  -----------
                                                                                                                    3,681,455
                                                                                                                  -----------
North Carolina - 4.21%
   1,000   North Carolina Educational Facility (Elon College Project) ..................     A         1.600        1,000,000
   1,700   North Carolina Educational Facility, Series B (Duke University Project) .....     A         1.700        1,700,000

LIR PREMIER TAX-FREE MONEY MARKET FUND

 Principal
  Amount                                                                                 Maturity    Interest
   (000)                                                                                   Dates       Rates        Value
==========                                                                              ========== ============ =============
Municipal Bonds & Notes - (continued)
North Carolina - (concluded)
 $ 1,400   Union County Industrial Facilities & Pollution Control Financing
             Authority (Square D Co. Project) .........................................     A         1.700%     $ 1,400,000
   1,500   University of North Carolina Chapel Hill Foundation
             (Certificates of Participation) ..........................................     A         1.500        1,500,000
                                                                                                                 -----------
                                                                                                                   5,600,000
                                                                                                                 -----------
Ohio - 3.09%
   1,000   Franklin County Hospital Revenue, Series A (US Health Corp.) ...............     A         1.600        1,000,000
   1,100   Hamilton County Hospital Revenue, Series A (Health Alliance) ...............     A         1.620        1,100,000
   1,000   Ohio State Public Facilities, Series II-C .................................. 06/01/02      4.000        1,004,640
   1,000   Ohio State Water Development Authority, Water Pollution Control Revenue
             Anticipation Notes ....................................................... 03/28/02      2.500        1,002,736
                                                                                                                 -----------
                                                                                                                   4,107,376
                                                                                                                 -----------
Oregon - 0.65%
     860   Portland Oregon Tax Anticipation Notes ..................................... 06/27/02      3.500          863,494
                                                                                                                 -----------
Pennsylvania - 3.46%
   2,600   Bucks County Industrial Development Authority Revenue (SHV Real Estate)          A         1.700        2,600,000
   2,000   Delaware Valley Regional Financing Authority, Series A
             (Local Government Revenue) ...............................................     A         1.600        2,000,000
                                                                                                                 -----------
                                                                                                                   4,600,000
                                                                                                                 -----------
Puerto Rico - 1.51%
   2,000   Puerto Rico Commonwealth Tax & Revenue Anticipation Notes .................. 07/30/02      3.000        2,010,441
                                                                                                                 -----------
South Carolina - 0.75%
   1,000   Berkeley County Pollution Control Revenue Facility
             (Amoco Chemical Co. Project) .............................................     A         1.900        1,000,000
                                                                                                                 -----------
Tennessee - 3.00%
   1,150   Memphis Tennessee Electric System Revenue .................................. 01/01/03      5.800        1,193,512
   2,100   Metropolitan Government Nashville & Davidson County,
             Health & Educational Facility Authority Revenue, Series A
             (Vanderbilt University) ..................................................     A         1.550        2,100,000
     700   Metropolitan Nashville Airport Authority Special Revenue, Series A
             (American Airlines Project) ..............................................     A         1.950          700,000
                                                                                                                 -----------
                                                                                                                   3,993,512
                                                                                                                 -----------
Texas - 7.52%
   1,000   Angelina & Neches River Authority Industrial Development Revenue,
             Series E (Temple Island) .................................................     A         1.950        1,000,000
   1,000   Austin County Industrial Development Corp., Industrial Development
             Revenue (Justin Industries, Inc. Project) ................................     A         1.600        1,000,000
   1,000   Guadalupe-Blanco River Authority Pollution Control Revenue
             (Central Power & Light Co. Project) ......................................     A         1.900        1,000,000
   2,500   Harris County Industrial Development Corp. Revenue
             (Bay Tank Houston Inc. Project) ..........................................     A         1.600        2,500,000
     600   Harris County Pollution Control Revenue, Series B
             (Exxon Mobil Corp. Project) ..............................................     A         1.900          600,000

LIR PREMIER TAX-FREE MONEY MARKET FUND

Principal
  Amount                                                                            Maturity            Interest
  (000)                                                                               Dates               Rates           Value
=========                                                                       ================      ============    ==============
Municipal Bonds & Notes - (concluded)
Texas - (concluded)
   $1,400     Lower Neches Valley Authority Industrial Development
                Revenue, Series A (Exxon Mobil Project) ..................             A                  1.850%      $   1,400,000
    1,500     Port Corpus Christi Pollution Control Revenue (Koch
                Refining Co. Project) ....................................             A                  1.600           1,500,000
    1,000     Red River Pollution Control Revenue (Southwestern
                Public Service) ..........................................             A                  1.700           1,000,000
                                                                                                                      -------------
                                                                                                                         10,000,000
                                                                                                                      -------------

Utah - 2.41%
    2,000     Emery County Pollution Control Revenue (Pacificorp
                Project) .................................................             A                  1.900           2,000,000
    1,200     Salt Lake County Pollution Control Revenue, Series B
                (Service Station Holdings Project) .......................             A                  1.900           1,200,000
                                                                                                                      -------------
                                                                                                                          3,200,000
                                                                                                                      -------------
Virginia - 2.56%
    1,200     Loudoun County Industrial Development Authority
                Residential Care Facilities Revenue (Falcons
                Landing Project) .........................................             A                  1.600           1,200,000
    2,200     Roanoke Industrial Development Authority Hospital
                Revenue, Series B (Roanoke Memorial Hospital) ............             A                  1.900           2,200,000
                                                                                                                      -------------
                                                                                                                          3,400,000
                                                                                                                      -------------

Washington - 4.34%
    1,000     Seattle Light & Power Revenue ..............................         05/01/02               4.800           1,007,976
    1,760     Snohomish County Public Utility Electric Revenue
                (District #001) ..........................................             A                  1.550           1,760,000
    1,000     Tulalip Tribes of the Tulalip Reservation Special
                 Revenue .................................................             A                  1.600           1,000,000
    2,000     Washington State, Series 96B, GO ...........................             A                  1.650           2,000,000
                                                                                                                      -------------
                                                                                                                          5,767,976
                                                                                                                      -------------
Wisconsin - 0.30%
      400     Wisconsin State Health & Educational Facilities
                Authority Revenue, Series C (Aurora Healthcare Inc.) .....             A                  1.650             400,000
                                                                                                                      -------------
Wyoming - 0.38%
      500     Sweetwater County Pollution Control Revenue,
                Series C (Idaho Power Company Project) ...................             A                  2.000             500,000
                                                                                                                      -------------
Total Municipal Bonds & Notes (cost - $115,444,694)  .....................                                              115,444,694
                                                                                                                      -------------
Tax-Exempt Commercial Paper - 12.61%
Arizona - 1.51%
    2,000     Salt River Project, Agriculture Improvement Revenue ........         01/10/02               1.500           2,000,000
                                                                                                                      -------------
Illinois - 2.26%
    1,000     Illinois Educational Facilities Authority Revenue
                (Field Museum) ...........................................         03/06/02               2.450           1,000,000
    2,000     Illinois Health Facilities Authority Revenue
                (Evanston Hospital) ......................................   02/14/02 to 05/15/02   1.500 to 2.800        2,000,000
                                                                                                                      -------------
                                                                                                                          3,000,000
                                                                                                                      -------------
Indiana - 0.75%
    1,000     City of Mount Vernon Industrial Pollution Control
                Revenue (GE Corp.) .......................................         01/17/02               2.550           1,000,000
                                                                                                                      -------------
Maryland - 0.75%
    1,000     Maryland State Health & Education Facilities
                Revenue (Johns Hopkins) ..................................         03/11/02               1.400           1,000,000
                                                                                                                      -------------

LIR PREMIER TAX-FREE MONEY MARKET FUND

Principal
  Amount                                                                         Maturity    Interest
  (000)                                                                            Dates       Rates         Value
=========                                                                       ========== ============ =============
Tax-Exempt Commercial Paper - (concluded)
New Jersey - 0.75%
   $1,000     New Jersey Tax & Revenue Anticipation .........................   02/08/02       2.350%    $  1,000,000
                                                                                                         ------------
New York - 3.01%
    2,000     Metropolitan Transportation Authority Revenue .................   03/25/02       1.350        2,000,000
    2,000     New York State Dormitory Authority ............................   02/08/02       1.450        2,000,000
                                                                                                         ------------
                                                                                                            4,000,000
                                                                                                         ------------
Puerto Rico - 0.98%
    1,300     Puerto Rico Commonwealth Government
                Development Bank ............................................   03/19/02       1.450        1,300,000
                                                                                                         ------------
South Carolina - 0.75%
    1,000     South Carolina Public Services Authority
                Revenue .....................................................   02/11/02       1.400        1,000,000
                                                                                                         ------------
Texas - 1.85%
    1,460     Harris County General Obligation ..............................   01/18/02       1.400        1,460,000
    1,000     Houston Water & Sewer Revenue .................................   02/11/02       1.350        1,000,000
                                                                                                         ------------
                                                                                                            2,460,000
                                                                                                         ------------
Total Tax-Exempt Commercial Paper (cost - $16,760,000) ......................                              16,760,000
                                                                                                         ------------
Total Investments (cost - $132,204,694 which approximates cost for
  federal tax purposes) - 99.47%  ...........................................                             132,204,694
Other assets in excess of liabilities - 0.53% ...............................                                 706,346
                                                                                                         ------------
Net Assets (applicable to 132,903,686 shares of beneficial interest
 outstanding equivalent to $1.00 per share) - 100.00%. ......................                            $132,911,040
                                                                                                         ============

------------
A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 2001, and reset periodically.

GO  General Obligation

                      Weighted Average Maturity - 33 Days

                 See accompanying notes to financial statements

BRINSON MONEY SERIES

STATEMENT OF OPERATIONS

                                                                                       FOR THE YEAR ENDED
                                                                                       DECEMBER 31, 2001
                                                                             --------------------------------------
                                                                               LIR PREMIER     LIR PREMIER TAX-FREE
                                                                              MONEY MARKET         MONEY MARKET
                                                                                  FUND                 FUND
                                                                             --------------   ---------------------
INVESTMENT INCOME:
Interest .................................................................    $ 98,903,681           $3,678,339
                                                                              ------------           ----------
EXPENSES:
Distribution and service fees ............................................      13,235,820              815,142
Investment advisory and administration ...................................       4,411,939              271,714
Transfer agency and related services fees ................................       1,487,312               62,138
State and federal registration ...........................................       1,145,128              111,867
Custody and accounting ...................................................         294,524               59,963
Reports and notices to shareholders ......................................         293,769               55,359
Professional fees ........................................................         228,941               61,093
Insurance expense ........................................................         129,200               20,500
Trustees' fees ...........................................................          18,944                9,437
Other expenses ...........................................................          50,404               14,588
                                                                              ------------           ----------
                                                                                21,295,981            1,481,801
Less: Fee waivers and expense reimbursements from service providers ......      (1,442,077)            (557,819)
                                                                              ------------           ----------
Net expenses .............................................................      19,853,904              923,982
                                                                              ------------           ----------
Net investment income ....................................................      79,049,777            2,754,357
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS ..........................         150,528                6,393
                                                                              ------------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................    $ 79,200,305           $2,760,750
                                                                              ============           ==========

                 See accompanying notes to financial statements
14

LIR PREMIER MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        For the Years Ended
                                                                                            December 31,
                                                                               --------------------------------------
                                                                                      2001                 2000
                                                                               ------------------   -----------------
From operations:
Net investment income ......................................................     $   79,049,777      $  112,955,296
Net realized gains from investment transactions ............................            150,528              15,474
                                                                                 --------------      --------------
Net increase in net assets resulting from operations .......................         79,200,305         112,970,770
                                                                                 --------------      --------------
Dividends to shareholders from:
Net investment income ......................................................        (79,049,777)       (112,955,296)
                                                                                 --------------      --------------
Net increase (decrease) in net assets from beneficial interest transactions         (84,776,933)        347,773,311
                                                                                 --------------      --------------
Net increase (decrease) in net assets ......................................        (84,626,405)        347,788,785
Net assets:
Beginning of year ..........................................................      2,126,118,647       1,778,329,862
                                                                                 --------------      --------------
End of year ................................................................     $2,041,492,242      $2,126,118,647
                                                                                 ==============      ==============

                 See accompanying notes to financial statements
                                                                              15

LIR PREMIER TAX-FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      For the Years Ended
                                                                                         December 31,
                                                                               ---------------------------------
                                                                                     2001              2000
                                                                               ---------------   ---------------
From operations:
Net investment income ......................................................    $  2,754,357      $  4,255,410
Net realized gains (losses) from investment transactions ...................           6,393              (231)
                                                                                ------------      ------------
Net increase in net assets resulting from operations .......................       2,760,750         4,255,179
                                                                                ------------      ------------
Dividends to shareholders from:
Net investment income ......................................................      (2,754,357)       (4,255,410)
                                                                                ------------      ------------
Net increase (decrease) in net assets from beneficial interest transactions       (1,448,353)       24,652,050
                                                                                ------------      ------------
Net increase (decrease) in net assets ......................................      (1,441,960)       24,651,819
Net assets:
Beginning of year ..........................................................     134,353,000       109,701,181
                                                                                ------------      ------------
End of year ................................................................    $132,911,040      $134,353,000
                                                                                ============      ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust operates as a series mutual fund with five funds: LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), Brinson Select Money Market Fund, Brinson Cash Reserves Fund and Brinson Liquid Assets Fund. The financial statements for the Brinson Select Money Market Fund, Brinson Cash Reserves Fund and Brinson Liquid Assets Fund are not included herein.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  Valuation and Accounting for Investments and Investment Income -- Investments are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  Repurchase Agreements -- The LIR Premier Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the LIR Premier Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

     The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Brinson Advisors, Inc. ("Brinson Advisors") serves as investment advisor and administrator of each Fund. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, Brinson Advisors receives compensation from each Fund, accrued daily and paid monthly, at an annual rate of 0.20% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS

     At December 31, 2001, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed Brinson Advisors $391,255 and $4,576, respectively, in investment advisory and administration fees.

     During the fiscal year ended December 31, 2001, Brinson Advisors (and in the case of LIR Premier Tax-Free Money Market Fund, Correspondent Services Corporation ("CSC"), an affiliate of UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG) reimbursed a portion of expenses and/or waived fees to maintain each Fund's total annual operating expenses at a level that did not exceed 0.90% and 0.68% of the Fund's average daily net assets for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively. For the year ended December 31, 2001, Brinson Advisors reimbursed $1,442,077 and $326,862 in expenses to the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.

DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, each Fund pays CSC a monthly distribution and service fee at the annual rate of 0.60% of the average daily net assets of each Fund. CSC uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares and (2) offset each fund's marketing costs, including related overhead expenses. At December 31, 2001, the LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund owed CSC $1,086,858 and $51,683 in distribution and service fees, respectively. CSC is contractually obligated to waive 0.17% of the LIR Premier Tax-Free Money Market Fund's 12b-1 fees. For the year ended December 31, 2001, CSC waived $230,957 in distribution and service fees from the LIR Premier Tax-Free Money Market Fund.

MONEY MARKET FUND INSURANCE BONDS

     At December 31, 2001 each Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events included non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the bonds would have done so. For the year ended December 31, 2001, the Funds did not use these bonds.

------------
* UBS PaineWebber is a service mark of UBS AG.

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES

     At December 31, 2001, dividends payable were $1,058,009 and $48,798 for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively.

FEDERAL TAX STATUS

     Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

     At December 31, 2001, the LIR Premier Money Market Fund had a capital loss carryforward of approximately $687,192 which is available to offset future net realized gains on securities transactions to the extent provided for in the Code. The capital loss carryforward will expire in fiscal year 2002.

     The distributions paid for tax purposes are the same as the dividends to shareholders from net investment income reflected on the Statement of Changes in Net Assets.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     For the Years Ended
                                                                         December 31,
                                                          ------------------------------------------
                                                                  2001                  2000
                                                          -------------------   --------------------
LIR Premier Money Market Fund:
Shares sold ...........................................       8,193,446,522         11,473,315,039
Shares repurchased ....................................      (8,358,354,647)       (11,233,995,864)
Dividends reinvested ..................................          80,131,192            108,454,136
                                                             --------------        ---------------
Net increase (decrease) in shares outstanding .........         (84,776,933)           347,773,311
                                                             ==============        ===============
LIR Premier Tax-Free Money Market Fund:
Shares sold ...........................................         574,479,741            673,649,532
Shares repurchased ....................................        (578,700,113)          (653,098,506)
Dividends reinvested ..................................           2,772,019              4,101,024
                                                             --------------        ---------------
Net increase (decrease) in shares outstanding .........          (1,448,353)            24,652,050
                                                             ==============        ===============

LIR PREMIER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                         For the Years Ended December 31,
                                                    --------------------------------------------------------------------------
                                                         2001           2000#          1999           1998           1997
                                                    -------------- -------------- -------------- -------------- --------------
Net asset value, beginning of year ................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                      ---------      ---------      ---------      ---------      ---------
Net investment income .............................       0.036          0.055          0.043          0.047          0.047
Dividends from net investment income ..............      (0.036)        (0.055)        (0.043)        (0.047)        (0.047)
                                                      ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ......................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                      =========      =========      =========      =========      =========
Total investment return(1) ........................        3.62%          5.62%          4.40%          4.75%          4.77%
                                                      =========      =========      =========      =========      =========
Ratios/Supplemental data:
Net assets, end of year (000's) ...................   $2,041,492     $2,126,119     $1,778,330     $1,387,903     $1,151,012
Expenses to average net assets, net of
 waivers/reimbursements from affiliates ...........        0.90%          0.90%          0.92%          0.93%          0.95%
Expenses to average net assets, before
 waivers/reimbursements from affiliates ...........        0.96%          0.95%          1.03%          1.04%          1.06%
Net investment income to average net assets, net of
 waivers/reimbursements from affiliates ...........        3.58%          5.48%          4.32%          4.64%          4.68%
Net investment income to average net assets, before
 waivers/reimbursements from affiliates ...........        3.52%          5.43%          4.21%          4.53%          4.57%

------------
# The financial highlights for periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported.

LIR PREMIER TAX-FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                         For the Years Ended December 31,
                                                         ----------------------------------------------------------------
                                                             2001         2000#        1999         1998         1997
                                                         ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of year .....................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           -------      -------      -------      -------      -------
Net investment income ..................................     0.020        0.034        0.025        0.028        0.029
Dividends from net investment income ...................    (0.020)      (0.034)      (0.025)      (0.028)      (0.029)
                                                           --------     --------     --------     --------     --------
Net asset value, end of year ...........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           =======      =======      =======      =======      =======
Total investment return(1) .............................      2.06%        3.45%        2.53%        2.83%        2.90%
                                                           =======      =======      =======      =======      =======
Ratios/Supplemental data:
Net assets, end of year (000's) ........................  $132,911     $134,353     $109,701     $102,821     $103,399
Expenses to average net assets, net of
 waivers/reimbursements from service providers .........      0.68%        0.69%        0.74%        0.71%        0.78%
Expenses to average net assets, before
 waivers/reimbursements from service providers .........      1.09%        0.98%        1.05%        1.02%        1.18%
Net investment income to average net assets, net of
 waivers/reimbursements from service providers .........      2.03%        3.38%        2.50%        2.79%        2.86%
Net investment income to average net assets, before
 waivers/reimbursements from service providers .........      1.62%        3.09%        2.19%        2.48%        2.46%

------------
# The financial highlights for the periods before January 21, 2000, reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported.

BRINSON MONEY SERIES

REPORT OF INDEPENDENT AUDITORS, ERNST & YOUNG LLP

To the Board of Trustees and Shareholders
LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund

We have audited the accompanying statements of net assets of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund (collectively, the "Funds"), two of the five funds comprising Brinson Money Series, as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999, were audited by other auditors whose report dated January 28, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund at December 31, 2001, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


New York, New York
February 22, 2002

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES

The Funds are governed by a Board of Trustees which oversees each Fund's operations and each of whom serves an indefinite term of office. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee or Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the Brinson Family of Funds overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Trust's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES

                                       POSITION(S)
                                      HELD WITH THE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                    TRUST; LENGTH OF           NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
     NAME, ADDRESS AND AGE             TIME SERVED                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------   --------------------   --------------------------------------------------------------------
Margo N. Alexander*+; 55          Trustee since 1998     Mrs. Alexander is an executive vice president of UBS PaineWebber
                                                         (since March 1984). She was chief executive officer of Brinson
                                                         Advisors from January 1995 to October 2000, a director (from
                                                         January 1995 to September 2001) and chairman (from March 1999 to September 2001). Mrs. Alexander is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

E. Garrett Bewkes, Jr.*+; 75          Trustee and        Mr. Bewkes serves as a consultant to UBS PaineWebber (since
                                    Chairman of the      May 1999). Prior to November 2000, he was a director of Paine
                                       Board of          Webber Group Inc. ("PW Group," formerly the holding company of
                                       Trustees          UBS PaineWebber and Brinson Advisors) and prior to 1996, he was
                                      since 1998         a consultant to PW Group. Prior to 1988, he was chairman of the board, president and chief executive officer of American Bakeries
                                                         Company. Mr. Bewkes is a director of Interstate Bakeries
                                                         Corporation. Mr. Bewkes is a director or trustee of 34 investment companies (consisting of 58 portfolios) for which Brinson Advisors,
                                                         UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                 POSITION(S)
                                HELD WITH THE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                              TRUST; LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
   NAME, ADDRESS AND AGE         TIME SERVED                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------   ------------------   ------------------------------------------------------------------------
Richard Q. Armstrong; 66          Trustee         Mr. Armstrong is chairman and principal of R.Q.A. Enterprises
R.Q.A. Enterprises              since 1998        (management consulting firm) (since April 1991 and principal
One Old Church Road                               occupation since March 1995). He is also a director of AlFresh
Unit # 6                                          Beverages Canada, Inc. (a Canadian Beverage subsidiary of AlFresh
Greenwich, CT 06830                               Foods Inc.) (since October 2000). Mr. Armstrong was chairman of the board, chief executive officer and co-owner of Adirondack Beverages
                                                  (producer and distributor of soft drinks and sparkling/still waters)
                                                  (October 1993-March 1995). He was a partner of The New England
                                                  Consulting Group (management consulting firm) (December
                                                  1992-September 1993). He was managing director of LVMH U.S.
                                                  Corporation (U.S. subsidiary of the French luxury goods conglomerate,
                                                  Louis Vuitton Mo-t Hennessey Corporation) (1987-1991) and
                                                  chairman of its wine and spirits subsidiary, Schieffelin & Somerset
                                                  Company (1987-1991). Mr. Armstrong is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson
                                                  Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

David J. Beaubien; 67             Trustee         Mr. Beaubien is chairman of Yankee Environmental Systems, Inc., a
101 Industrial Road             since 2001        manufacturer of meteorological measuring systems. Prior to
Turners Falls, MA 01376                           January 1991, he was senior vice president of EG&G, Inc., a company which makes and provides a variety of scientific and technically oriented products and services. He is also director of IEC Electronics,
                                                  Inc., a manufacturer of electronic assemblies. From 1985 to
                                                  January 1995, Mr. Beaubien served as a director or trustee on the boards of the Kidder, Peabody & Co. Incorporated mutual funds. Mr.
                                                  Beaubien is a director or trustee of 22 investment companies
                                                  (consisting of 46 portfolios) for which Brinson Advisors,
                                                  UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

                                    POSITION(S)
                                   HELD WITH THE                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                 TRUST; LENGTH OF           NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
     NAME, ADDRESS AND AGE          TIME SERVED                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------- ------------------ --------------------------------------------------------------------------
Richard R. Burt; 55                  Trustee       Mr. Burt is chairman of Diligence LLC (international information and
1275 Pennsylvania Ave., N.W.       since 1998      consulting firm) and IEP Advisors (international investments and
Washington, D.C. 20004                             consulting firm). He is also a director of Archer-Daniels-Midland
                                                   Company (agricultural commodities), Hollinger International Company
                                                   (publishing), six investment companies in the Deutsche Bank family of funds, nine investment companies in the Flag Investors family of funds,
                                                   The Central European Fund, Inc. and The Germany Fund, Inc., director of IGT Inc. (provides technology to gaming and wagering industry)
                                                   (since July 1999) and chairman of Weirton Steel Corp. (makes and finishes steel products) (since April 1996). From 1991-1994, he served as a partner of McKinsey & Company (management consulting firm).
                                                   He was the chief negotiator in the Strategic Arms Reduction Talks with the former Soviet Union (1989-1991) and the U.S. Ambassador to the
                                                   Federal Republic of Germany (1985-1989). Mr. Burt is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Meyer Feldberg; 59                   Trustee       Mr. Feldberg is Dean and Professor of Management of the Graduate
Columbia University                since 1998      School of Business, Columbia University. Prior to 1989, he was
101 Uris Hall                                      president of the Illinois Institute of Technology. Dean Feldberg is also
New York, New York 10027                           a director of Primedia Inc. (publishing), Federated Department Stores,
                                                   Inc. (operator of department stores), Revlon, Inc. (cosmetics) and
                                                   Select Medical Inc. (healthcare services). Dean Feldberg is a director or trustee of 34 investment companies (consisting of 58 portfolios) for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

George W. Gowen; 72                  Trustee       Mr. Gowen is a partner in the law firm of Dunnington, Bartholow &
666 Third Avenue                   since 1998      Miller. Prior to May 1994, he was a partner in the law firm of Fryer,
New York, New York 10017                           Ross & Gowen. Mr. Gowen is a director or trustee of 34 investment companies (consisting of 58 portfolios) for which Brinson Advisors,
                                                   UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.**; 73         Trustee       Mr. Hewitt is retired. Since 1988, he has served as a director or trustee
c/o Brinson Advisors, Inc.         since 2001      on the boards of the Guardian Life Insurance Company mutual funds.
51 West 52nd Street                                From 1990 to January 1995, Mr. Hewitt served as a director or trustee
New York, New York 10019-6114                      on the boards of the Kidder, Peabody & Co. Incorporated mutual funds.
                                                   From 1986-1988, he was an executive vice president and director of mutual funds, insurance and trust services of Shearson Lehman
                                                   Brothers Inc. From 1976-1986, he was president of Merrill Lynch
                                                   Funds Distributor, Inc. Mr. Hewitt is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson
                                                   Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

                                       POSITION(S)
                                      HELD WITH THE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                    TRUST; LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
      NAME, ADDRESS AND AGE            TIME SERVED                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------   ------------------   ------------------------------------------------------------------------
Morton L. Janklow; 71                   Trustee         Mr. Janklow is senior partner of Janklow & Nesbit Associates, an
445 Park Avenue                       since 2001        international literary agency representing leading authors in their
New York, New York 10022                                relationships with publishers and motion picture, television and multi-media companies, and of counsel to the law firm of Janklow &
                                                        Ashley. Mr. Janklow is a director or trustee of 22 investment companies
                                                        (consisting of 46 portfolios) for which Brinson Advisors,
                                                        UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Frederic V. Malek; 65                   Trustee         Mr. Malek is chairman of Thayer Capital Partners (merchant bank) and
1455 Pennsylvania Avenue, N.W.        since 1998        chairman of Thayer Hotel Investors III, Thayer Hotel Investors II and
Suite 350                                               Lodging Opportunities Fund (hotel investment partnerships). From
Washington, D.C. 20004                                  January 1992 to November 1992, he was campaign manager of
                                                        Bush-Quayle '92. From 1990 to 1992, he was vice chairman and, from
                                                        1989 to 1990, he was president of Northwest Airlines Inc. and NWA
                                                        Inc. (holding company of Northwest Airlines Inc.). Prior to 1989, he was employed by the Marriott Corporation (hotels, restaurants, airline catering and contract feeding), where he most recently was an executive vice president and president of Marriott Hotels and Resorts.
                                                        Mr. Malek is also a director of Aegis Communications, Inc.
                                                        (tele-services), American Management Systems, Inc. (management consulting and computer related services), Automatic Data
                                                        Processing, Inc. (computing services), CB Richard Ellis, Inc. (real estate services), FPL Group, Inc. (electric services), Classic Vacation
                                                        Group (packaged vacations), Manor Care, Inc. (health care), and
                                                        Northwest Airlines Inc. Mr. Malek is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson
                                                        Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Carl W. Schafer; 66                     Trustee         Mr. Schafer is president of the Atlantic Foundation (charitable
66 Witherspoon Street                 since 1998        foundation). He is a director of Labor Ready, Inc. (temporary
#1100                                                   employment), Roadway Corp. (trucking), The Guardian Group of
Princeton, NJ 08542                                     Mutual Funds, the Harding, Loevner Funds, E.I.I. Realty Securities
                                                        Trust (investment company), Electronic Clearing House, Inc. (financial transactions processing), Frontier Oil Corporation and Nutraceutix,
                                                        Inc. (biotechnology company). Prior to January 1993, he was chairman of the Investment Advisory Committee of the Howard
                                                        Hughes Medical Institute. Mr. Schafer is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson
                                                        Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES (CONCLUDED)

                                   POSITION(S)
                                  HELD WITH THE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                TRUST; LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
    NAME, ADDRESS AND AGE          TIME SERVED                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------   ------------------   -------------------------------------------------------------------------
William D. White; 68                Trustee         Mr. White is retired. February 1989 through March 1994, he was
P.O. Box 199                      since 2001        president of the National League of Professional Baseball Clubs. Prior
Upper Black Eddy, PA 18972                          to 1989, he was a television sportscaster for WPIX-TV, New York. Mr.
                                                    White served on the Board of Directors of Centel from 1989 to 1993 and until recently on the board of directors of Jefferson Banks
                                                    Incorporated, Philadelphia, PA. Mr. White is a director or trustee of 22 investment companies (consisting of 46 portfolios) for which Brinson
                                                    Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                      POSITION(S)
                                     HELD WITH THE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                                    TRUST; LENGTH OF            NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY OFFICER;
     NAME, ADDRESS AND AGE            TIME SERVED                          OTHER DIRECTORSHIPS HELD BY OFFICER
------------------------------   ---------------------   ----------------------------------------------------------------------
Debbie Baggett *; 42                Vice President       Ms. Baggett is an executive director and a portfolio manager of
                                      since 1999         Brinson Advisors. Ms. Baggett is a vice president of four investment companies (consisting of 9 portfolios) for which Brinson Advisors,
                                                         UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow***; 36             Vice President and     Mr. Disbrow is a director and a senior manager of the mutual fund
                                 Assistant Treasurer     finance department of Brinson Advisors. Prior to November 1999,
                                      since 2000         he was a vice president of Zweig/Glaser Advisers. Mr. Disbrow is a vice president and assistant treasurer of 22 investment companies
                                                         (consisting of 46 portfolios) for which Brinson Advisors,
                                                         UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Amy R. Doberman*; 39              Vice President and     Ms. Doberman is an executive director and general counsel of
                                      Secretary          Brinson Advisors. From December 1997 through July 2000, she was
                                      since 2000         general counsel of Aeltus Investment Management, Inc. Prior to working at Aeltus, Ms. Doberman was a Division of Investment
                                                         Management Assistant Chief Counsel at the SEC. Ms. Doberman is
                                                         secretary of Brinson Supplementary Trust and a vice president and secretary of 24 investment companies (consisting of 85 portfolios)
                                                         for which Brinson Advisors, Brinson Partners, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 44          Vice President       Mr. Gerry is a managing director and chief investment officer - fixed
                                      since 1999         income of Brinson Advisors. Mr. Gerry is a vice president of six investment companies (consisting of 11 portfolios) for which
                                                         Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Kevin J. Mahoney***; 36           Vice President and     Mr. Mahoney is a director and a senior manager of the mutual fund
                                 Assistant Treasurer     finance department of Brinson Advisors. From August 1996 through
                                      since 1999         March 1999, he was the manager of the mutual fund internal control group of Salomon Smith Barney. Mr. Mahoney is a vice president and assistant treasurer of 22 investment companies (consisting of
                                                         46 portfolios) for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz****; 37        Vice President       Mr. Markowitz is an executive director, portfolio manager and head
                                      since 1998         of U.S. short duration fixed income of Brinson Advisors. He is also an executive director and portfolio manager of Brinson Partners,
                                                         Inc., an affiliate of Brinson Advisors. Mr. Markowitz is a vice president of 10 investment companies (consisting of 31 portfolios)
                                                         for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                 POSITION(S)
                                HELD WITH THE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
                               TRUST; LENGTH OF           NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY OFFICER;
  NAME, ADDRESS AND AGE          TIME SERVED                         OTHER DIRECTORSHIPS HELD BY OFFICER
-------------------------   ---------------------   ---------------------------------------------------------------------
Emil Polito*; 41               Vice President       Mr. Polito is an executive director and head of investment support
                                 since 2001         and mutual fund services of Brinson Advisors. From July 2000 to
                                                    October 2000, he was a senior manager of investment systems at
                                                    Dreyfus Corp. Prior to July 2000, Mr. Polito was a senior vice president and director of operations and control for Brinson
                                                    Advisors. Mr. Polito is a vice president of 22 investment companies
                                                    (consisting of 46 portfolios) for which Brinson Advisors,
                                                    UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Susan P. Ryan*; 41             Vice President       Ms. Ryan is an executive director and a portfolio manager of Brinson
                                 since 1999         Advisors. Ms. Ryan is a vice president of six investment companies
                                                    (consisting of 15 portfolios) for which Brinson Advisors,
                                                    UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert***; 39        Vice President       Mr. Schubert is an executive director and head of the mutual fund
                                    and             finance department of Brinson Advisors. Mr. Schubert is treasurer
                                 Treasurer          and principal accounting officer of Brinson Supplementary Trust and
                                 since 1998         of two investment companies (consisting of 39 portfolios) and vice president and treasurer of 22 investment companies (consisting of
                                                    46 portfolios) for which Brinson Advisors, Brinson Partners,
                                                    UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Brian M. Storms*; 47             President          Mr. Storms is chief operating officer (since September 2001) and
                                 since 2000         president of Brinson Advisors (since March 1999). Mr. Storms was chief executive officer of Brinson Advisors from October 2000 to
                                                    September 2001. He was president of Prudential Investments
                                                    (1996-1999). Prior to joining Prudential Investments he was a managing director at Fidelity Investments. Mr. Storms is president and trustee of Brinson Supplementary Trust and of two investment companies (consisting of 39 portfolios) and president of 22 investment companies (consisting of 46 portfolios) for which
                                                    Brinson Advisors, Brinson Partners, UBS PaineWebber or one of
                                                    their affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 40           Vice President       Mr. Weller is a director and senior associate general counsel of
                                    and             Brinson Advisors. Mr. Weller is a vice president and assistant
                            Assistant Secretary     secretary of 22 investment companies (consisting of 46 portfolios)
                                 since 1998         for which Brinson Advisors, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**    Address for mailing purposes only.
*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.
**** This person's business address is 209 South LaSalle Street, Chicago, Illinois 60604-1295.
+ Mr. Bewkes and Mrs. Alexander are "interested persons" of the Trust as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.

TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Brian M. Storms
President
Amy R. Doberman
Vice President and Secretary
Paul H. Schubert
Vice President and Treasurer
Susan P. Ryan
Vice President
Debbie Baggett
Vice President


INVESTMENT ADVISOR,
ADMINISTRATOR AND
PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

Brinson Advisors
(c)Brinson Advisors, Inc.
All Rights Reserved

LIR PREMIER MONEY
MARKET FUND
LIR PREMIER
TAX-FREE MONEY
MARKET FUND
--------------------------------
DECEMBER 31, 2001









ANNUAL REPORT